FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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ADAMS NATURAL RESOURCES FUND, INC.
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(Exact name of registrant as specified in charter)

500 East Pratt Street, Suite 1300, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Adams Natural Resources Fund, Inc.
500 East Pratt Street, Suite 1300
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2015 (unaudited)

	Shares	Value (A)
Common Stocks — 98.4%
Energy — 78.6%
Exploration & Production — 24.4%
Anadarko Petroleum Corp.	275,000	$16,607,250
Chesapeake Energy Corp. (B)	452,000	3,313,160
Cimarex Energy Co.	108,000	11,067,840
ConocoPhillips	213,000	10,215,480
Energen Corp.	129,600	6,461,856
EOG Resources, Inc.	358,000	26,062,400
EQT Corp.	140,000	9,067,800
Marathon Oil Corp.	571,000	8,793,400
Noble Energy, Inc.	373,500	11,272,230
Occidental Petroleum Corp.	405,000	26,790,750
Pioneer Natural Resources Co.	99,500	12,103,180
Whiting Petroleum Corp. (C)	174,500	2,664,615

		144,419,961

Integrated Oil & Gas — 27.0%
Chevron Corp.	743,200	58,623,616
Exxon Mobil Corp.	1,358,430	100,999,271

		159,622,887

Oil Equipment & Services — 13.7%
Baker Hughes, Inc.	160,000	8,326,400
Halliburton Co.	400,070	14,142,474
National Oilwell Varco, Inc.	140,000	5,271,000
Oil States International Inc. (C)	170,000	4,442,100
Schlumberger Ltd.	626,000	43,175,220
Weatherford International plc (C)	645,000	5,469,600

		80,826,794

Pipelines — 5.8%
Kinder Morgan Inc.	541,000	14,974,880
Spectra Energy Corp.	382,000	10,035,140
Williams Companies, Inc.	250,000	9,212,500

		34,222,520

Refiners — 7.7%
Marathon Petroleum Corp.	264,600	12,258,918
Phillips 66	431,275	33,139,171

		45,398,089

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2015 (unaudited)

	Shares/ Principal	Value (A)
Basic Materials — 19.8%
Chemicals — 16.0%
CF Industries Holdings, Inc.	325,345	$14,607,990
Dow Chemical Co.	492,500	20,882,000
Eastman Chemical Co.	140,000	9,060,800
LyondellBasell Industries N.V. (Class A)	285,200	23,774,272
Monsanto Co.	194,400	16,590,096
PPG Industries, Inc.	112,000	9,821,280

		94,736,438

General Industrials — 1.6%
Packaging Corp. of America	156,300	9,403,008

Gold & Precious Metals — 0.8%
SPDR Gold Trust (C)	45,000	4,808,700

Industrial Metals — 1.4%
Alcoa Inc.	614,000	5,931,240
Freeport-McMoRan Inc.	248,000	2,403,120

		8,334,360

Total Common Stocks (Cost $455,683,178)		581,772,757

Short-Term Investments — 1.6%
Money Market Account — 0.6%
M&T Bank, 0.10%	$3,633,667	3,633,667

Money Market Funds — 1.0%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.17% (D)	5,755,224	5,755,224

Total Short-Term Investments (Cost $9,388,891)		9,388,891

Securities Lending Collateral — 0.5% (Cost $3,005,800)
Money Market Funds — 0.5%
Invesco Short-Term Investment Trust – Liquid Assets Portfolio (Institutional Class), 0.16% (D)	3,005,800	3,005,800

Total Investments — 100.5% of Net Assets (Cost $468,077,869)		$594,167,448

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Adams Natural Resources Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Fund is an internally-managed closed-end fund specializing in energy and other natural resources stocks. The investment objectives of the Fund are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Investment Transactions - The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff. The Fund is subject to changes in the value of equity securities held in the normal course of pursuing its investment objectives. Investment transactions are accounted for on the trade date.

Valuation - The Fund's financial instruments are reported at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding money market funds) are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value.

GAAP establishes the following fair value hierarchy that categorizes inputs used to measure fair value:

  Level 1 -- fair value is determined based on market data obtained from independent sources, for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources, for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

At September 30, 2015, the Fund's financial instruments were classified as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks	$581,772,757	$--	$--	$581,772,757
Short-term investments	9,388,891	--	--	9,388,891
Securities lending collateral	3,005,800	--	--	3,005,800
Total investments	$594,167,448	$--	$--	$594,167,448

There were no transfers between levels during the nine months ended September 30, 2015.

2. FEDERAL INCOME TAXES

As of September 30, 2015, the identified cost of securities for federal income tax purposes was $468,077,869 and net unrealized appreciation aggregated $126,089,579, consisting of gross unrealized appreciation of $195,303,811 and gross unrealized depreciation of $69,214,232.

3. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. At September 30, 2015, the Fund had securities on loan of $3,147,502 and held cash collateral of $3,005,800; additional collateral was delivered the next business day in accordance with the procedure described above. The Fund is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adams Natural Resources Fund, Inc.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 21, 2015

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	October 21, 2015